Eaton Vance
North Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$715	$ 704,275
Total Corporate Bonds (identified cost $715,315)		$ 704,275

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Education — 9.2%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$1,300	$ 1,314,105
5.00%, 10/1/44	2,000	2,116,960
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	322,089
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/27	2,860	3,082,851
University of North Carolina at Chapel Hill, 3.196%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	2,700	2,668,491
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	783,737
4.00%, 10/1/45	250	237,540
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,022,330
5.00%, 4/1/26	660	677,490
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,507,635
Western Carolina University, NC:
4.00%, 4/1/45	1,000	959,770
5.00%, 10/1/36	1,000	1,070,750
		$ 15,763,748
Electric Utilities — 0.1%
Greenville, NC, Combined Enterprise System Revenue, 4.00%, 5/1/32	$190	$ 204,733
		$ 204,733
Escrowed/Prerefunded — 4.8%
Durham Capital Financing Corp., NC, Prerefunded to 6/1/23, 5.00%, 6/1/38	$1,000	$ 1,012,550
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	$250	$ 276,338
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,105,350
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,047,390
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	665,950
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,112,800
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,163,039
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	776,730
		$ 8,160,147
General Obligations — 18.0%
Brunswick County, NC:
4.00%, 8/1/31	$1,000	$ 1,082,140
4.00%, 8/1/37	1,605	1,669,890
Charlotte, NC, 5.00%, 6/1/29	1,000	1,141,020
Durham County, NC:
4.00%, 6/1/24	3,095	3,161,512
4.00%, 6/1/33	1,785	1,898,347
Durham, NC, 5.00%, 7/1/25	2,785	2,954,077
Forsyth County, NC:
4.00%, 3/1/28	735	774,102
5.00%, 3/1/31	1,000	1,133,670
Greensboro, NC:
5.00%, 2/1/27	650	667,934
5.00%, 2/1/28	1,790	1,938,838
North Carolina:
5.00%, 6/1/23	3,260	3,302,054
5.00%, 6/1/30	1,530	1,744,628
Pender County, NC, 5.00%, 3/1/27	1,015	1,088,506
Puerto Rico, 5.625%, 7/1/29	1,250	1,281,313
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	1,007,070
4.00%, 10/1/39	500	502,280
Wake County, NC, 5.00%, 4/1/25	1,220	1,287,259
Watauga County, NC, Limited Obligation Bonds, 5.25%, 6/1/40	1,000	1,139,480
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	156,410

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Wilmington, NC, Limited Obligation Bonds: (continued)
4.00%, 6/1/37	$690	$ 708,782
Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,008,949
		$ 30,648,261
Hospital — 10.7%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
5.00%, 1/15/29	$500	$ 556,990
5.00% to 12/1/28 (Put Date), 1/15/50	1,500	1,656,750
5.00% to 12/1/31 (Put Date), 1/15/49	1,000	1,110,360
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,358,761
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/52	3,500	3,187,170
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	980,650
5.00%, 7/1/32	1,000	1,041,220
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/28	1,000	1,075,440
University of North Carolina Hospitals at Chapel Hill:
(SPA: TD Bank, N.A.), 1.86%, 2/1/24(2)	1,135	1,135,000
(SPA: TD Bank, N.A.), 1.86%, 2/1/29(2)	6,195	6,195,000
		$ 18,297,341
Housing — 0.9%
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	$1,000	$ 1,017,870
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	690	548,281
		$ 1,566,151
Industrial Development Revenue — 0.9%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,445,265
		$ 1,445,265
Insured - Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,030
		$ 35,030
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,326,923
		$ 1,326,923
Insured - Transportation — 4.2%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$750	$ 789,465
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,062,310
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,069,490
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	6,500	3,846,440
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	435,552
		$ 7,203,257
Lease Revenue/Certificates of Participation — 17.5%
Asheville, NC, 5.00%, 4/1/25	$1,530	$ 1,612,926
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	750	776,730
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,035,640
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	105,160
4.00%, 6/1/35	150	156,410
4.00%, 6/1/36	150	155,274
5.00%, 6/1/31	100	114,612
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	2,600	2,869,104
5.00%, 4/1/29	1,000	1,073,650
5.00%, 4/1/30	1,000	1,073,250
Charlotte, NC:
4.00%, 6/1/35	1,000	1,047,670
4.00%, 6/1/39	1,000	1,014,730
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	887,889
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	209,638
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,155,383
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,304,971
Johnston County Finance Corp., NC, 4.00%, 4/1/36	1,015	1,041,928
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/38	215	190,382
4.00%, 10/1/31	145	154,334
4.00%, 10/1/32	130	137,998
4.00%, 10/1/33	150	158,533
4.00%, 10/1/34	130	135,807

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	$500	$ 559,385
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	1,000	945,840
4.00%, 5/1/33	1,000	1,051,120
5.00%, 5/1/26	3,500	3,769,500
5.00%, 5/1/29	2,820	3,077,804
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	419,160
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	543,865
5.00%, 12/1/31	55	59,549
5.00%, 12/1/33	250	268,775
Wake County, NC, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,110,410
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	546,840
		$ 29,764,267
Other Revenue — 1.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,025,160
5.00%, 2/1/25	1,035	1,082,165
		$ 2,107,325
Senior Living/Life Care — 5.1%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,118,360
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	752,150
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,258,583
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	577,344
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	832,510
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33	355	331,914
4.00%, 9/1/34	370	343,319
4.00%, 9/1/41	1,125	974,216
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,009,780
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	579,840
		$ 8,778,016
Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.6%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,001,870
		$ 1,001,870
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$300	$ 300,813
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,750	1,660,418
		$ 1,961,231
Transportation — 12.7%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/25	$875	$ 923,405
5.00%, 7/1/27	1,000	1,093,550
(AMT), 4.00%, 7/1/36	630	615,258
(AMT), 4.00%, 7/1/37	1,000	968,490
(AMT), 5.00%, 7/1/34	1,150	1,239,815
(AMT), 5.00%, 7/1/42	550	562,408
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,083,900
5.00%, 1/1/40	2,500	2,539,125
5.00%, 1/1/43	500	507,335
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,463,960
Raleigh-Durham Airport Authority, NC:
(AMT), 5.00%, 5/1/27	500	531,520
(AMT), 5.00%, 5/1/28	1,510	1,600,645
(AMT), 5.00%, 5/1/35	2,250	2,393,843
Series 2017A, (AMT), 5.00%, 5/1/36	2,000	2,075,280
		$ 21,598,534
Water and Sewer — 8.2%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 788,768
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	729,722
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	316,297
5.00%, 7/1/28	540	560,002
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,485,701
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	748,737
Charlotte, NC, Storm Water Fee Revenue, 3.00%, 12/1/36	400	362,592

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Charlotte, NC, Water and Sewer System Revenue:
5.00%, 7/1/23	$2,000	$ 2,029,480
5.00%, 7/1/31	1,000	1,176,980
Durham, NC, Utility System Revenue:
4.00%, 8/1/34	250	264,475
5.00%, 8/1/29	250	285,873
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,116,514
High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,045,740
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/35	250	227,690
3.00%, 8/1/38	200	170,500
3.00%, 8/1/40	160	132,238
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/28	750	836,760
5.00%, 6/1/30	835	944,151
5.00%, 6/1/32	725	816,154
		$ 14,038,374
Total Tax-Exempt Municipal Obligations (identified cost $169,531,938)		$163,900,473

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 166,114
		$ 166,114
Other Revenue — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 401,570
		$ 401,570
Total Taxable Municipal Obligations (identified cost $700,000)		$ 567,684
Total Investments — 96.8% (identified cost $170,947,253)		$165,172,432
Other Assets, Less Liabilities — 3.2%		$ 5,392,100
Net Assets — 100.0%		$170,564,532

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2022.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $300,813 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 704,275	$ —	$ 704,275
Tax-Exempt Municipal Obligations	—	163,900,473	—	163,900,473
Taxable Municipal Obligations	—	567,684	—	567,684
Total Investments	$ —	$165,172,432	$ —	$165,172,432
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.